COMMITMENTS AND CONTINGENCIES - Future Minimum Commitments - Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
June 30, 2014	$ 26,976
June 30, 2015	3,690
June 30, 2016	3,820
Total	$ 34,486